INVESTMENT SECURITIES - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	39,162,618	34,425,693
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,181,293	34,442,575
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,708,367	9,996,561
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	49,697,404	40,438,606
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,708,367	9,996,561
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Not later than one month [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,120,443	927,454
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than one month and not later than three months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	30,655	26,515
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than three months and not later than one year [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	7,016,333	6,765,886
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than one year and not later than five years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	136,318	151,217
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than five years and not later than ten years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	68,447	2,098,299
Debt securities [member] | Financial assets at amortised cost, category [member] | Investment securities [member] | Later than ten years [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,336,171	27,190
Securities issued or secured by Colombian Government | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,553,693	2,567,463
Securities issued or secured by other Colombian Government entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,563,208	5,112,355
Securities issued or secured by foreign Governments | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	30,655	26,515
Securities issued or secured by other financial entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,350,549	2,082,993
Other debt securities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	64,709	63,825
Securities issued or secured by non-financial sector entities | Financial assets at amortised cost, category [member] | Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 145,553	$ 143,410